JPMorgan Short Duration Bond Fund Average Annual Total Returns - R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.36%	1.58%	1.63%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		5.22%	2.25%	2.02%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	1.26%	1.16%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.06%	1.30%	1.17%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-3 Year U.S. Government/Credit Bond Index to the Bloomberg U.S. Aggregate Index.